HOLDING COMPANY INDIRECT SUBSIDIARIES	12 Months Ended
Jun. 30, 2021
HOLDING COMPANY INDIRECT SUBSIDIARIES [Abstract]
HOLDING COMPANY INDIRECT SUBSIDIARIES

30.        HOLDING COMPANY INDIRECT SUBSIDIARIES

The following entities are indirect subsidiaries of the Holding Company through IBEX Global Limited:

			Ownership %
Description	Location	Nature of Business	2021	2020
IBEX Global Solutions Limited	England	Holding company	100%	100%
IBEX Global Limited	Bermuda	Holding company	100%	100%
Lovercius Consultants Limited	Cyprus	Call center	100%	100%
IBEX Global Europe	Luxembourg	Tech support services	100%	100%
IBEX Global ROHQ	Philippines	Regional HQ	100%	100%
IBEX Global Solutions, Inc. (formerly TRG Customer Solutions, Inc.)	USA	Call center	100%	100%
TRG Customer Solutions (Canada), Inc.	Canada	Call center	100%	100%
TRG Marketing Solutions Limited	England	Call center	100%	100%
Virtual World (Private) Limited	Pakistan	Call center	100%	100%
IBEX Philippines, Inc.	Philippines	Call center	100%	100%
IBEX Global Solutions (Philippines) Inc.	Philippines	Call center	100%	100%
TRG Customer Solutions (Philippines) Inc.	Philippines	Call center	100%	100%
IBEX Customer Solutions Senegal S.A. (formerly TRG Senegal SA)	Senegal	Call center	100%	100%
IBEX Global Solutions (Private) Limited	Pakistan	Call center	100%	100%
IBEX Global MENA FZE	Dubai	Call center	100%	100%
IBEX Global Bermuda Ltd	Bermuda	Call center	100%	100%
IBEX Global Solutions Nicaragua SA	Nicaragua	Call center	100%	100%
IBEX Global St. Lucia Limited	St. Lucia	Holding company	100%	100%
IBEX Global Jamaica Limited	Jamaica	Call center	100%	100%
IBEX Receivable Solutions, Inc	USA	Call center	100%	—%
IBEX Global Solutions France SARL	France	Call center	100%	100%
IBEX Global Solutions Holding Inc.	USA	Holding company	100%	—%
Digital Globe Services, LLC	USA	Internet marketing for residential cable services	100%	—%
Telsat Online, LLC	USA	Internet marketing for non - cable telco services	100%	—%
7 Degrees LLC	USA	Digital marketing agency	100%	—%

The following entities are indirect subsidiaries of the Holding Company through DGS Limited:

			Ownership %
Description	Location	Nature of Business	2021	-	2020
Digital Globe Services, Inc	USA	Internet marketing for residential cable services	—%		100%
Telsat Online, Inc.	USA	Internet marketing for non - cable telco services	—%		100%
DGS Worldwide Marketing Limited	Cyprus	Holding company and global marketing	100%		100%
DGS (Pvt.) Limited	Pakistan	Call center and support services	100%		100%
7 Degrees LLC	USA	Digital marketing agency	—%		100%

The following entity is a Joint venture with membership interest held by Digital Globe Services, LLC:

			Ownership %
Description	Location	Nature of Business	2021	2020
Lakeball LLC (Note 7)	USA	Internet Marketing for commercial cable services	47.5%	47.5%

30.1.     On February 1, 2019, a subsidiary, Digital Globe Services, Inc.(“DGS Inc.”), agreed with a third party purchaser to sell the assets of DGS EDU, LLC for $0.4 million of which 50% of the proceeds, or $0.2 million, was paid in cash and the remainder was established as a promissory note between the purchaser and DGS Inc.

The Group did not consider the sale of assets of DGS EDU, LLC as discontinued operation for the year ended June 30, 2019 as it does not represent a separate major line of business or geographical area of operations to the Group.

The gain on the sale of assets is recognized in the amount of $0.2 million.

The terms of promissory note are as follows:

●	Maturity Date: February 2020
●	Interest Rate: 8% compounded monthly
●	Payment: No less than the greater of:
o	the accrued but unpaid interest as of the monthly payment date; or
o	75% of the total receivables actually collected by the purchaser on all accounts arising from DGS Edu, LLC in the month prior to the due date of the monthly payment.

In addition, DGS Inc, agreed to a transition services agreement commencing on February 2019 for 12 months thereafter.

30.2.     On June 26, 2019, the Group transferred 7,813,493 ordinary shares par value $0.0001 per share of Etelequote Limited to its majority shareholder, The Resource Group International Limited. In consideration of the share transfer, TRGI has agreed to waive $47.9 million of the $86.2 million in aggregate preference amount to which the Series C Preference Shares held by it are entitled upon a voluntary or involuntary liquidation, dissolution or winding up, being an amount equal to the purchase price for the share transfer. Such Series C Preference Shares are therefore entitled to receive in preference $38.3 million of any proceeds from a voluntary or involuntary liquidation, dissolution or winding up after Series A holders and Series B holders receive their respective entitlements.

The Group considered Etelequote Limited to be a discontinued operation for the period ended June 30, 2019 as it represents a separate major line of business to the Group. The following table shows the major classes of assets and liabilities of the Group’s discontinued operation at June 26, 2019.

As of June 26,
2019
(US$’000)
Assets
Property and equipment and Intangibles	9,463
Renewal receivables	72,183
Trade and other receivables	1,129
Cash and cash equivalents	3,554
Total assets	86,329

Liabilities
Borrowings & Financing	43,431
Trade and other payables	9,977
Related party loans	—
Other Liabilities	5,327
Total liabilities	58,735

Net Assets	27,594

Result of discontinued operations:

June 30, 2019
(US$’000)
Revenue	64,740
Other operating income	2,923

Payroll and related costs	22,182
Share-based payments	875
Reseller commission and lead expenses	14,467
Depreciation and amortization	910
Other operating costs	3,241
Income from operations	25,988

Finance expenses	(5,674)
Income before taxation	20,314

Income tax expense	(4,830)
Net income for the period from discontinued operations, net of tax	15,484

Statement of cash flows

The statement of cash flows includes the following amounts relating to discontinued operations:

June 30, 2019
(US$’000)
Operating activities	(13,396)
Investing activities	(867)
Financing activities	12,720
Net cash flow from discontinued operations	(1,543)

Earnings per share of discontinued operations:

As the income from discontinued operations for the year ended June 30, 2019, and June 30, 2018, did not exceed the value of the preferred participation rights attaching to the Series A, B and C preferred convertible shares, the income/loss attributable to the ordinary shareholders of the Company has been assessed as $0.

Share-based payments:

During the year ended June 30, 2020, the Company repurchased RSAs related to non-executive leadership team (ELT) members of ETQ of $0.1 million. The Company disposed of its investment related to RSAs of non-ELT members of ETQ thus reducing share options reserves.

The promissory note of ELT members of ETQ of $13,000 was cancelled, therefore the Company also reduced share options reserves and related party loan receivables.